Condensed interim consolidated statements of financial position - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 39,100	$ 20,002
Trade and other receivables (Note 5)	10,598	7,132
Inventories (Note 6)	10,225	10,704
Prepaid expenses	3,862	2,876
Derivative instruments (Note 13 and 22)	1,541	0
Total current assets	65,326	40,714
Non-current assets
Restricted cash	4,672	4,527
Property, plant and equipment (Note 7)	163,384	147,399
Derivative instruments (Note 13 and 22)	1,320	0
Total assets	234,702	192,640
Current liabilities
Trade and other payables	30,718	37,333
Metals contract liability (Note 8)	20,024	13,707
Silver contract liability (Note 9)	6,368	0
Derivative instruments (Note 10)	0	709
Convertible debenture (Note 10)	0	10,849
Pre-payment facility (Note 11)	2,550	2,000
Credit facility (Note 12)	6,976	2,050
Term loan facility (Note 13)	2,128	0
Royalty payable (Note 14)	3,062	2,762
Total current liabilities	71,826	69,410
Non-current liabilities
Other long-term liabilities	2,180	1,658
Metals contract liability (Note 8)	24,594	27,161
Silver contract liability (Note 9)	22,198	18,193
Credit facility (Note 12)	2,184	7,440
Term loan facility (Note 13)	45,891	0
Post-employment benefit obligations	3,108	3,892
Decommissioning provision	12,473	11,389
Deferred tax liabilities (Note 21)	33	48
Total liabilities	184,487	139,191
Equity
Share capital (Note 15)	615,904	573,532
Equity reserve	62,381	56,521
Foreign currency translation reserve	12,442	14,426
Deficit	(640,512)	(591,030)
Total equity	50,215	53,449
Total liabilities and equity	$ 234,702	$ 192,640